Common Stock Options Outstanding and Exercisable (Detail) (USD $)	6 Months Ended				12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Common stock options with exercise price of 0.125	Dec. 31, 2010 Common stock options with exercise price of 0.125	Dec. 31, 2011 Common stock options with exercise price of 0.25	Dec. 31, 2010 Common stock options with exercise price of 0.25	Dec. 31, 2011 Common stock options with exercise price of 0.325	Dec. 31, 2010 Common stock options with exercise price of 0.325	Dec. 31, 2011 Common stock options with exercise price of 0.375	Dec. 31, 2010 Common stock options with exercise price of 0.375	Dec. 31, 2011 Common stock options with exercise price of 0.625	Dec. 31, 2010 Common stock options with exercise price of 0.625	Dec. 31, 2010 Common stock options with exercise price of 0.3125
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 0.75				$ 0.125	$ 0.1250	$ 0.250	$ 0.2500	$ 0.325	$ 0.3250	$ 0.375	$ 0.3750	$ 0.625	$ 0.6250	$ 0.3125
Number Outstanding	400,000	2,363,104	2,803,104	1,533,304	1,623,104	1,623,104	240,000	240,000	340,000	340,000	120,000	200,000	40,000	40,000	360,000
Weighted Average Years of Remaining Contractual Life	4 years 8 months 27 days				8 years 7 months 2 days	9 years 6 months 11 days	7 years 26 days	8 years 4 days	2 years 4 months 17 days	3 years 3 months 26 days	8 years 8 months 1 day	9 years 4 months 13 days	3 years 5 months 23 days	4 years 5 months 1 day	9 years 7 months 13 days
Options exercisable number of outstanding		1,153,104	761,104		583,104	213,104	160,000	120,000	340,000	340,000	30,000		40,000	40,000	48,000
Exercise Prices	$ 0.75				$ 0.125	$ 0.1250	$ 0.250	$ 0.2500	$ 0.325	$ 0.3250	$ 0.375	$ 0.3750	$ 0.625	$ 0.6250	$ 0.3125
Number Outstanding	400,000	2,363,104	2,803,104	1,533,304	1,623,104	1,623,104	240,000	240,000	340,000	340,000	120,000	200,000	40,000	40,000	360,000
Weighted Average Years of Remaining Contractual Life	4 years 8 months 27 days				8 years 7 months 2 days	9 years 6 months 11 days	7 years 26 days	8 years 4 days	2 years 4 months 17 days	3 years 3 months 26 days	8 years 8 months 1 day	9 years 4 months 13 days	3 years 5 months 23 days	4 years 5 months 1 day	9 years 7 months 13 days
Options exercisable number of outstanding		1,153,104	761,104		583,104	213,104	160,000	120,000	340,000	340,000	30,000		40,000	40,000	48,000